TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS	12 Months Ended
Dec. 31, 2017
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

NOTE 17 — TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

The Company and its subsidiaries are party in judicial and administrative proceedings involving labor, civil and tax matters. Based on the opinion of its legal advisors, Management believes that the provisions recorded for these judicial and administrative proceedings are sufficient to cover probable and reasonably estimable losses from unfavorable court decisions, and that the final decisions will not have significant effects on the financial position, operational results and liquidity of the Company and its subsidiaries.

For claims whose expected loss is considered probable, the provisions have been recorded considering the judgment of the Management of the Company with the assistance of its legal advisors and the provisions are considered sufficient to cover expected probable losses. The balances of the provisions are as follows:

I) Provisions

	2017	2016
a) Tax provisions
ICMS (state VAT)	2,821	67,942
Corporate Income Tax and Social Contribution Tax	39,256	37,376
Emergency Capacity Charge and Extraordinary Rate Adjustment	9,278	8,852
Financing of social integration program and Social security financing	163,981	1,678,778
Other tax provisions and Social security contributions	42,285	36,823
b) Labor provisions	517,329	358,901
c) Civil provisions	52,933	50,554

	827,883	2,239,226

As the net result of the reversal of the accounting provision described below (tax provisions), related to the discussion of the exclusion of the ICMS (“Imposto sobre a circulação de Mercadorias e Serviços” — ICMS — State VAT) from the tax base for contributions to PIS (“Contribuição ao Programa de Integração Social”- PIS) and COFINS (“Contribuição para o Financiamento da Seguridade Social” - COFINS), and the recognition of other accounting provisions for the year ended on December 31, 2017, the Company recorded the amounts of R$ 929,711 on the item “Reversal of contingent liabilities, net” (Operating Result), and R$ 369,819, on the item “Reversal of monetary update of contingent liabilities, net” (Financial Income), in its Consolidated Statements of Income.

a) Tax Provisions

The Company and its subsidiaries are parties to lawsuits related to the exclusion of the ICMS from the tax base for contributions to PIS and COFINS, with respect to which the Company made judicial deposits and accounting provisions, which in turn were updated in accordance with the SELIC rate. The balances recorded as of December 31, 2016 were referred to the unpaid amounts of PIS and COFINS since 2009, because the collection of which was fully suspended, due to the mentioned judicial deposits.

On March 15, 2017, the Brazilian Federal Supreme Court (STF — Supremo Tribunal Federal) ruled on a claim related to this matter, and by 6 votes to 4, concluded: “The ICMS does not comprise the tax base for PIS and COFINS assessment purposes”. The STF decision, in principle, affects all of the judicial proceedings in progress, due to its general repercussion. However, after the publication of the decision on October 02, 2017, the Attorney of the National Treasury filed an appeal, claiming that the decision of the Supreme Court was silent on certain points, and requested a modulation of the decision effects, which may limit its effects to the taxpayers.

Pursuant to paragraph 14 of IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, a provision is recognized only when “it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation”, among other requirements. On March 31, 2017 the Company, based on (i) the conclusion of this judgment by the STF (sitting en banc) in Extraordinary Appeal No. 574,706/RG with general repercussion, which ruled that the inclusion of the ICMS in the PIS and COFINS calculation tax base was unconstitutional, and (ii) the accounting practices adopted in Brazil and the International Financial Reporting Standards (IFRS), reversed the aforementioned accounting provision. The Company’s decision is supported by the position of its legal advisors who, when reassessing the likelihood of loss in the ongoing lawsuits related to the matter, concluded that the probability of loss, as to the merits of these lawsuits, became remote as of the date of the enactment of this decision.

The Company emphasizes, however, that in view of the possibility that the STF may understand that the modulation mechanism necessarily applies to its decision, and that the application of such a mechanism could limit the effects of the same, a revaluation of the risk of loss associated with the aforementioned lawsuits may be required, pursuant to paragraph 59 of IAS 37. Accordingly, depending on the terms of the modulation, as defined by the STF, such revaluation may result in the need to record new provisions in connection with this matter in the future.

The balance of judicial deposits as of December 31, 2017, in the amount of R$ 1,691,596, referring to the same discussion on the inclusion of the ICMS in the tax base of PIS and COFINS, awaits termination of the relevant lawsuits before the Brazilian courts in order to be returned to the Company.

During the year ended on December 31, 2017, the Company adhered to the installment program of the state of Minas Gerais, including amounts already provisioned regarding ICMS.

The other tax provisions refer substantially to the discussions regarding the offset of PIS credits and the incidence of PIS and COFINS on other revenues.

b) Labor Provisions

The Company and its subsidiaries are party to labor claims. None of these claims involve individually significant amounts and corresponds mainly to overtime pay, health hazard premium, and hazardous duty premium, among others.

c) Civil Provisions

The Company and its subsidiaries are also a party to civil lawsuits arising in the normal course of its business, which totaled as of December 31, 2017 the amount shown as provision liabilities.

The changes in the tax, labor and civil provisions are shown below:

	2017	2016
Balance at the beginning of the year	2,239,226	1,904,730
(+) Additions	527,543	313,246
(+) Monetary correction	(419,567)	178,661
(-) Reversal of accrued amounts	(1,517,787)	(144,025)
(+) Foreign exchange effect on provisions in foreign currency	(201)	(3,235)
(-) Effect of selling of subsidiary	—	(10,151)
(-) Loss of control by joint venture creation (note 3.4)	(1,331)	—

Balance at the end of the year	827,883	2,239,226

II) Contingent liabilities for which provisions were not recorded

Considering the opinion of legal advisors and management’s assessment, contingencies listed below have chance of loss considered as possible (but not likely) and due to this classification accruals have not been made in accordance with IFRS.

a) Tax contingencies

a.1) The Company and its subsidiary Gerdau Aços Longos S.A. and Gerdau Açominas S.A., have other lawsuits related to the ICMS (state VAT) which are mostly related to credit rights and rate differences, whose demands totaled R$ 443,137.

a.2) The Company and certain of its subsidiaries in Brazil are parties to claims related to: (i) Imposto sobre Produtos Industrializados - IPI, substantially related to IPI credit on inputs, whose demands total the updated amount of R$ 309,581; (ii) PIS and COFINS, substantially related to non-approval of compensation of credits on inputs totaling R$ 438,843, (iii) social security contributions in the total of R$ 76,866 and (iv) other taxes , whose updated total amount is currently R$ 370,175.

a.3) Subsidiary Gerdau Aços Longos S.A. is a party to an administrative proceeding relating to Withholding Income Tax, in the amount of R$ 122,029, assessed on the remittance abroad of interest charged on export financings under Export Prepayment or Export Advance Agreements. The Company submitted an administrative claim challenging the tax assessment on January 13, 2017, which was rejected by the Brazilian Federal Revenue Judgment Office (Delegacia de Julgamento da Receita Federal do Brasil), on June 5, 2017, reason for which the Company submitted a voluntary appeal, on July 4, 2017, which is currently pending on the Brazilian Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais — “CARF”, administrative body of the Ministry of Finance of Brazil).

a.4) The Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiary Gerdau Internacional Empreendimentos Ltda., are parties to administrative and judicial proceedings relating to IRPJ — Corporate Income Tax and CSLL — Social Contribution Tax, in the current amount of R$ 1,488,989. Such proceedings relate to profits generated abroad, of which (i) R$ 1,317,381 correspond to two proceedings involving Gerdau Internacional Empreendimentos Ltda., of which (i.a.) R$ 951,736 relate to a proceeding that is no longer subject to appeal in CARF and was referred for judicial collection, which collection is being challenged in the competent judicial lower court; and (i.b) R$ 365,645 relate to a voluntary appeal which was partially granted in the lower tribunal of the Brazilian Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais — “CARF”, administrative body of the Ministry of Finance of Brazil), and was subject to special appeal which was partially granted in CARF’s superior tribunal with the publication of the judgment on May 25, 2017, and is currently awaiting due diligence by the Internal Revenue Service, as determined by the CARF decision, and new appeals may be filed after the conclusion of such procedure; and (ii) R$ 171,608 correspond to a proceeding involving the Company, whose voluntary appeal in CARF’s lower tribunal was dismissed, for which a special appeal was filed, and currently awaits judgment in CARF’s superior tribunal.

a.5) The Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A. are parties to administrative proceedings relating to the disallowance of the deductibility of goodwill generated in accordance with Article 7 and 8 of Law 9,532/97 — as a result of a corporate restructuring carried out in 2004/2005 — from the tax base of the Corporate Income tax - IRPJ and Social Contribution on Net Income - CSLL. The total updated amount of the proceedings is R$ 6,217,810, of which (i) R$ 4,963,398 correspond to four proceedings involving the Company and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., for which administrative discussions already ended and are currently in the administrative collection stage; and the Companies obtained injunctive relief to permit it to offer a judicial guarantee using a liability insurance policy, for judicial discussions on Embargoes to Execution by the subsidiary Gerdau Aços Longos S.A. were initiated, in their respective proceedings, which total the amount of R$ 3,195,379, and also by the Company, in its respective lawsuit, which amounts to R$ 364,370; (ii) R$ 600,101 correspond to two proceedings involving Gerdau Aços Longos S.A., whose voluntary appeal is currently pending in CARF’s lower tribunal; (iii) R$ 531,138 correspond to two proceeding involving the subsidiary Gerdau Aços Longos S.A., whose voluntary appeal was dismissed in CARF’s lower tribunal and having been presented Embargo de Declaration against those decisions, which are pending of judgment; and (iv) R$ 123,172 correspond to one proceeding involving the Company (as successor of Gerdau Aços Especiais S.A.), which had its Declarations of Appeal, filed against a decision that dismissed its Voluntary Appeal, rejected on December 7, 2017, whose decision the Company became aware on December 19, 2017, to oppose the appropriate appeal.

Some of the decisions obtained at the CARF related to those proceedings along with other matters involving the Company included in the scope of the so-called Operation Zelotes (“Operation”) are being investigated by Brazilian federal authorities including the Judiciary Branch, with the purpose of verifying the occurrence or not of alleged illegal acts.

Considering the involvement of Gerdau’s name in press reports concerning the Operation, the Board of Directors decided to engage outside counsel, which report to a Special Committee of the Board, to conduct an investigation to determine, among other things: (i) whether, in light of current knowledge, proper protocol was followed in the relationship of the Company with governmental authorities, including CARF, and in the hiring of firms representing the Company in cases in CARF; (ii) whether such firms have remained within the scope of their work/hiring; (iii) whether the engagement terms for such firms included clauses intended to prevent activity that violates ethical codes or laws currently in force; (iv) whether the engagement terms for such firms included the establishment of sanctions for any violations (whether contractual breaches or otherwise); and (v) if there is any evidence of fraud, deceit, bad faith, or any expression of an intent to commit an illegal act on the part of directors and/or officers of the Company in the relationship of the Company with governmental authorities, including CARF, in the negotiation, signing or carrying out of the aforementioned contracts (“Internal Investigation”).

The Internal Investigation is ongoing, and as of the date of the approval of these financial statements, the Company believes it is not possible to predict either the duration or the outcome of the Operation or of the Internal Investigation. Additionally, the Company believes that currently there is not enough information to determine whether a provision for losses is required or disclose any contingency.

The Company’s legal advisors confirm that the procedures adopted by the Company with respect to the tax treatment of profits abroad and the deductibility of goodwill were strictly legal, and, therefore, the likelihood of loss with respect to said proceedings is possible (but not likely).

b) Civil contingencies

b.1) A lawsuit arising from the request by two civil construction unions in the state of São Paulo alleging that Gerdau S.A. and other long steel producers in Brazil share customers, thus, violating the antitrust legislation. After investigations carried out by the Economic Law Department (SDE — Secretaria de Direito Econômico), the final opinion was that a cartel exists. The lawsuit was therefore forwarded to the Administrative Council for Economic Defense (CADE) for judgment, which resulted in a fine to the Company and other long steel producers, on September 23, 2005, an amount equivalent to 7% of gross revenues in the year before the Administrative Proceeding was commenced, excluding taxes (fine of R$ 245,070, updated by the judicial accountant on August 01, 2013 to R$ 417,820)

Two lawsuits challenge the investigation conducted by the Competition Defense System and its merits judgment, whose grounds are procedural irregularities, especially the production of evidence, based on an economic study, to prove the inexistence of a cartel. The Court, upon offer of bank guarantee letter, granted the suspension of the effects of CADE’s decision. Sentences were handed down for the dismissal of the actions and both are found in appeal phase.

The Company denies having been engaged in any type of anti-competitive conduct and believes based on information available, including the opinion of its legal counsel, that it is possible that the decision will be reverted.

b.2) The Company and its subsidiaries are parties to other demands of a civil nature that collectively have a discussion amount of approximately R$ 191,112. For these demands, no accounting provision was recorded, since they were considered as possible losses, based on the opinion of its legal advisors.

b.3) On May 26, 2016, a securities class action was filed in the United States District Court for the Southern District of New York against Gerdau and certain executives and former executives of the Company by purchasers of American Depositary Receipts (ADRs) of the Company that trade on the New York Stock Exchange. On August 9, 2016, the court appointed the Policemen’s Annuity and Benefit Fund of Chicago as lead plaintiff. On October 31, 2016, lead plaintiff filed an amended under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 on behalf of a purported class of purchasers of Gerdau ADRs between April 23, 2012 and May 16, 2016. Among other things, the amended complaint alleged that the Company and certain executives had engaged in a bribery scheme involving members of the Brazilian Board of Tax Appeals (CARF), which had purportedly resulted in the nonpayment of approximately US$ 429 million in taxes and resulted in defendants’ statements in Gerdau’s securities filings about Gerdau’s business, operations, and prospects being false and misleading and/or lacking a reasonable basis. The amended complaint did not specify an amount of alleged damages, and it also included claims pertaining to the transaction relating to the acquisition of equity interests described in note (c) below. On January 17, 2017, the Company filed a motion to dismiss, but before its review by the Court, the parties asked for a stay of the proceedings, so that they could engage in a mediation process. As a result of the mediation process. On July 5, 2017 lead plaintiff and the defendants reached a settlement, in the amount of US$ 15 million, which was approved by the Court on October 20, 2017. As a result, the action was dismissed, with prejudice, as against lead plaintiff and the class of purchasers of Gerdau ADRs. The amount of the settlement was substantially covered by insurance. The settlement does not acknowledge any liability by the defendants and, in the opinion of the Company and its legal advisors, was the best alternative to eliminate the uncertainties, burdens and costs to be incurred if the dispute were to continue.

c) Administrative proceeding — Brazilian Securities Comission (CVM)

On July 14, 2015, the Company acquired non-controlling interests in the following companies: Gerdau Aços Longos S.A. (4.77%), Gerdau Açominas S.A. (3.50%), Gerdau Aços Especiais S.A. (2.39%) and Gerdau América Latina Participações S.A. (4.90%), having as counterparties Itaú Unibanco S.A. and ArcelorMittal Netherlands BV. This transaction was approved by the Board of Directors of Gerdau S.A. by unanimous vote of the directors on July 13, 2015, based on the market opportunity and the analysis that the prices were appropriate considering: economic evaluations conducted by independent report, the financial instruments used, the payment terms, capturing value through a more concentrated cash flow and long-term vision for the Company. The Company, in compliance with CVM requests for the clarification on the acquisition, disclosed that the decision to its acquisition had exclusively business purpose and was duly considered and unanimously approved by the Board of Directors. The terms and conditions for the acquisition considered long-term market prospects. On October 21, 2016, Metalúrgica Gerdau S.A. and certain directors and former directors of Gerdau S.A. filed a defense for the administrative proceeding brought by CVM on the acquisition of non-controlling interests in the subsidiaries, in the sense that the operation was businesslike justified, as above stated. There is no estimate for a final decision of the matter. Metalúrgica Gerdau S.A. believes that, currently, there is not enough information to disclose or determine if a provision for losses is required.

III) Judicial deposits

The Company has judicial deposits related to tax, labor and civil lawsuits as listed below:

	2017	2016
Tax	1,883,562	1,716,996
Labor	128,849	107,191
Civil	38,770	37,597

	2,051,181	1,861,784

IV) Contingent Asset - Eletrobrás Compulsory Loan — Centrais Elétricas Brasileiras S.A. (Eletrobrás)

The Compulsory Loan, instituted by the Brazilian government in order to expand and improve the energy sector of the country was charged and collected from industrial consumers with monthly consumption equal or superior to 2000kwh through the “electricity bills” issued by the electric power distribution companies, was converted into credits to the taxpayers based on the annual value of these contributions made between 1977 and 1993. The legislation sets a maximum 20 years period to return the compulsory loan to the taxpayers, providing Eletrobrás the possibility of anticipating this return through the conversion of those loans in shares of its own issuance. Prior to the conversion of the credits into shares, those credits were monetary corrected through an indexer and quantifier, called Standard Unit (SU). However, the compulsory loan was charged to the companies in their monthly electricity bills, consolidated during the year, and only indexed by the SU in January of the following year, resulting in a lack of monthly monetary correction during the years of collection, as well as interest. This procedure imputed to taxpayers considerable financial losses, particularly during the periods when the monthly inflation rates stood at high levels.

In order to claim the appropriate interest and monetary correction subtracted by the methodology applied by Eletrobrás, the Company (understood to be legally entities existing at the time and that later became part of Gerdau S.A.) filed lawsuits claiming credits resulting from differences on the monetary correction of principal, interest, moratory and other accessory amounts owed by Eletrobrás due to the compulsory loans, totaling approximately R$ 1,260 million. Recently, particularly in 2015, processes involving representative amounts were definitively judged by the Superior Court of Justice - STJ favorable to the Company so that no further appeals against such decisions apply (“final judgment”). For claims with a final judgment, it yet remains the enforcement of ruling (or execution phase) where the actual amounts to be settled will finally be calculated.

Obtaining favorable decisions represented by the final judgment mentioned above, suggests that an inflow of economic benefits may occur in the future. However, there are still substantial uncertainties on the timing, the way and the amount to be realized so that it is not yet practicable to reasonably determine that the realization of the gain arising from these decisions has reached a level of virtually certain and that the Company has control over such assets, which implies that such gains are not recorded until such conditions are demonstrably present.